Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Jun. 30, 2021 USD ($)
Deferred Offering Costs	$ 0	$ 2,200,000
Percentage of liability refund adjustment from settlement with taxing authority	50.00%	50.00%
Impairment of long lived assets	$ 0
Revenue, Information used to assess variable consideration constraint	At the inception of each arrangement that includes milestone payments (variable consideration), the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price.
Revenue, Information used to allocate transaction price	The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis
Collaboration revenue	$ 42,000,000
Number of operating segment | segment	1
Royalty [Member]
Collaboration revenue	$ 0
Maximum [Member]
Property, plant and equipment, Useful life	5 years
Minimum [Member]
Property, plant and equipment, Useful life	3 years
Lessee, Operating lease, Term of contract	1 year